Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common Class A [Member] Common Stock [Member]	Common Class A [Member]	Common Class B [Member] Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021			$ 600		$ (21,395,176)	$ (21,394,576)
Balance, shares at Dec. 31, 2021			6,000,000
Accretion of Class A common stock subject to redemption value					(2,397,590)	(2,397,590)
Net Income (loss)					11,907,434	11,907,434
Balance at Dec. 31, 2022			$ 600		(11,885,332)	(11,884,732)
Balance, shares at Dec. 31, 2022			6,000,000
Accretion of Class A common stock subject to redemption value					3,628,151	3,628,151
Net Income (loss)					895,469	895,469
Contributions from Sponsor				100,000		100,000
Initial Value of Forward Purchase Agreement				(86,369)		(86,369)
Class B common stock converted to Class A common stock on a one for one basis	$ 510		$ (510)
Class B common stock converted to Class A common stock on a one for one basis, Shares	5,100,000		(5,100,000)
Balance at Mar. 31, 2023	$ 510		$ 90	13,631	(7,361,712)	(7,347,481)
Balance, shares at Mar. 31, 2023	5,100,000		900,000
Balance at Dec. 31, 2022			$ 600		(11,885,332)	(11,884,732)
Balance, shares at Dec. 31, 2022			6,000,000
Net Income (loss)						284,429
Balance at Sep. 30, 2023	$ 510		$ 90		(11,262,854)	(11,262,254)
Balance, shares at Sep. 30, 2023	5,100,000		900,000
Balance at Dec. 31, 2022			$ 600		(11,885,332)	(11,884,732)
Balance, shares at Dec. 31, 2022			6,000,000
Accretion of Class A common stock subject to redemption value				(969,734)	3,387,817	2,418,083
Fair value of Subscription Shares in connection with Subscription Agreement				391,299		391,299
Net Income (loss)					(651,138)	(651,138)
Contributions from Sponsor				100,000		100,000
Initial Value of Forward Purchase Agreement				(86,369)		(86,369)
Class B common stock converted to Class A common stock on a one for one basis	$ 510		$ (510)
Class B common stock converted to Class A common stock on a one for one basis, Shares	5,100,000		(5,100,000)
Contribution receivable from the Sponsor				1,074,015		1,074,015
Excise tax					(2,348,302)	(2,348,302)
Balance at Dec. 31, 2023	$ 510		$ 90	509,211	(11,496,955)	(10,987,144)
Balance, shares at Dec. 31, 2023	5,100,000		900,000
Balance at Mar. 31, 2023	$ 510		$ 90	13,631	(7,361,712)	(7,347,481)
Balance, shares at Mar. 31, 2023	5,100,000		900,000
Accretion of Class A common stock subject to redemption value				(13,631)	(240,334)	(253,965)
Net Income (loss)					(383,459)	(383,459)
Excise tax payable					(2,156,214)	(2,156,214)
Balance at Jun. 30, 2023	$ 510		$ 90		(10,141,719)	(10,141,119)
Balance, shares at Jun. 30, 2023	5,100,000		900,000
Accretion of Class A common stock subject to redemption value					(701,466)	(701,466)
Net Income (loss)					(227,581)	(227,581)
Excise tax payable					(192,088)	(192,088)
Balance at Sep. 30, 2023	$ 510		$ 90		(11,262,854)	(11,262,254)
Balance, shares at Sep. 30, 2023	5,100,000		900,000
Balance at Dec. 31, 2023	$ 510		$ 90	509,211	(11,496,955)	(10,987,144)
Balance, shares at Dec. 31, 2023	5,100,000		900,000
Accretion of Class A common stock subject to redemption value				(168,352)		(168,352)
Fair value of Subscription Shares in connection with Subscription Agreement				177,204		177,204
Net Income (loss)					(633,846)	(633,846)
Balance at Mar. 31, 2024	$ 510		$ 90	518,063	(12,130,801)	(11,612,138)
Balance, shares at Mar. 31, 2024	5,100,000		900,000
Balance at Dec. 31, 2023	$ 510		$ 90	509,211	(11,496,955)	(10,987,144)
Balance, shares at Dec. 31, 2023	5,100,000		900,000
Accretion of Class A common stock subject to redemption value		$ 445,894
Net Income (loss)						(2,658,158)
Balance at Sep. 30, 2024	$ 510		$ 90	1,349,771	(14,209,327)	(12,858,956)
Balance, shares at Sep. 30, 2024	5,100,000		900,000
Balance at Mar. 31, 2024	$ 510		$ 90	518,063	(12,130,801)	(11,612,138)
Balance, shares at Mar. 31, 2024	5,100,000		900,000
Accretion of Class A common stock subject to redemption value				(202,137)		(202,137)
Net Income (loss)					(1,788,241)	(1,788,241)
Excise tax payable					(54,214)	(54,214)
Fair value of shares issued in connection with Sponsor and CEO fee waiver agreements				1,436,250		1,436,250
Fees waived in connection with the Sponsor and CEO fee waiver agreements				(327,000)		(327,000)
Balance at Jun. 30, 2024	$ 510		$ 90	1,425,176	(13,973,256)	(12,547,480)
Balance, shares at Jun. 30, 2024	5,100,000		900,000
Accretion of Class A common stock subject to redemption value				(75,405)		(75,405)
Net Income (loss)					(236,071)	(236,071)
Balance at Sep. 30, 2024	$ 510		$ 90	$ 1,349,771	$ (14,209,327)	$ (12,858,956)
Balance, shares at Sep. 30, 2024	5,100,000		900,000